Compensation Plans - Stock-Based Compensation Expense (Details) - USD ($) shares in Thousands, $ in Thousands		11 Months Ended	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2019	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation		$ 48,249	$ 49,848	$ 48,384
Tax benefit for issuance of share-based awards		$ 12,200	12,900	$ 17,300
Total unrecognized compensation costs related to nonvested share-based compensation plans	$ 80,400		$ 80,400
Total unrecognized compensation costs related to nonvested share-based compensation plans, period for recognition	3 years
Other shares issuable (in shares)	992		992
Potential maximum increase to common shares outstanding from restricted stock and other shares (in shares)	23,122		23,122
Restricted Stock with Future Service Required
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-option equity instruments, outstanding (in shares)	2,008		2,008
Restricted Stock Units with Future Service Required
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-option equity instruments, outstanding (in shares)	6,463		6,463
Restricted Stock Units with No Future Service Required
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-option equity instruments, outstanding (in shares)	15,667		15,667